Segment Information (Details 4) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total Assets by Segment (Table Amounts) [Abstract]
Assets of discontinued operations	$ 5,212	$ 5,035	$ 4,687
Total assets	31,531	30,418	30,197
Aerospace Systems
Total Assets by Segment (Table Amounts) [Abstract]
Total assets	6,548	6,291	6,199
Electronic Systems
Total Assets by Segment (Table Amounts) [Abstract]
Total assets	4,893	4,950	5,024
Information Systems
Total Assets by Segment (Table Amounts) [Abstract]
Total assets	7,467	7,422	9,029
Technical Services
Total Assets by Segment (Table Amounts) [Abstract]
Total assets	1,381	1,295	1,184
Subtotal Segments
Total Assets by Segment (Table Amounts) [Abstract]
Total assets	20,289	19,958	21,436
Corporate
Total Assets by Segment (Table Amounts) [Abstract]
Total assets	$ 6,030	$ 5,425	$ 4,074